Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We follow a quarterly cadence for granting equity awards, generally granting awards at the end of February, May, August and November. These grants are made directly by the Committee or, subject to certain limitations, by our CEO through the delegation of the Committee’s authority. We may grant awards at other times in certain circumstances, such as a new hire or promotion; however, we generally delay such grants until the next quarterly grant date. We do not take material nonpublic information into account when determining the timing and terms of equity awards, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of equity awards. Our executive compensation program does not currently include grants of stock options or stock appreciation rights and none are outstanding.
Award Timing Method	We follow a quarterly cadence for granting equity awards, generally granting awards at the end of February, May, August and November. These grants are made directly by the Committee or, subject to certain limitations, by our CEO through the delegation of the Committee’s authority. We may grant awards at other times in certain circumstances, such as a new hire or promotion; however, we generally delay such grants until the next quarterly grant date.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not take material nonpublic information into account when determining the timing and terms of equity awards, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of equity awards.
MNPI Disclosure Timed for Compensation Value	false